Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
CASH FLOWS FROM OPERATING ACTIVITIES:
Net Income	$ 6,115,927	$ 5,810,740	$ 3,791,162
Adjustments To Reconcile Net Income To Net Cash Provided By Operating Activities:
Depreciation Expense	1,242,378	1,214,912	1,243,839
Amortization of Intangible Assets	0	11,970	50,004
Stock Option Compensation Expense	12,676	12,676	(2,580)
Discount Accretion and Premium Amortization	4,852,140	5,180,338	7,162,479
Provisions For Losses on Loans	0	450,000	2,645,381
Income From Bank Owned Life Insurance	(423,000)	(300,000)	(339,000)
Gain on Sales of Loans	(689,843)	(620,994)	(779,554)
Gain On Sales of Mortgage-Backed Securities	(510,702)	(503,288)	(1,104,491)
(Gain) Loss on Sales of Investment Securities	(1,375,379)	66,417	(221,332)
Gain on Sale of OREO	(227,053)	(303,440)	(101,645)
Write Down on OREO	312,347	505,000	1,394,378
Gain (Loss) on Disposition of Assets	(5,647)
Amortization of Deferred Costs on Loans	64,257	6,154	6,589
Proceeds From Sale of Loans Held For Sale	24,272,860	23,607,017	33,207,780
Origination of Loans Held For Sale	(24,180,577)	(23,616,864)	(28,891,624)
(Increase) Decrease in Accrued Interest Receivable:
Loans	84,601	60,178	210,325
Mortgage-Backed Securities	67,660	49,515	169,323
Investment Securities	(114,276)	(15,768)	(261,894)
Increase (Decrease) in Advance Payments By Borrowers	(9,622)	10,988	65,940
Decrease in Prepaid FDIC Assessment	0	0	1,781,476
Other, Net	(502,072)	575,230	335,386
Net Cash Provided By Operating Activities	8,986,675	12,200,781	20,361,942
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of Mortgage-Backed Securities Available For Sale (AFS)	(35,881,719)	(54,673,351)	(88,844,145)
Proceeds from Maturities, Prepayments and Calls of Mortgage Backed Securities (MBS)	28,187,696	32,752,039	56,166,594
Principal Repayments on Mortgage-Backed Securities AFS	21,151,344
Principal Repayments on Mortgage-Backed Securities Held To Maturity	2,663,303	0	942,806
Purchase of Investment Securities AFS	(78,573,124)	(64,593,473)	(72,626,491)
Maturities of Investment Securities AFS	9,707,511	21,531,825	22,028,941
Purchase of Investment Securities Held To Maturity	0	0	(1,000,000)
Maturities of Investment Securities Held To Maturity	0	0	3,501,978
Proceeds From Sale of Investment Securities AFS	44,312,795	37,842,271	21,957,851
Proceeds From Sale of Mortgage-Backed Securities AFS	27,329,862	31,762,151	40,802,371
Investment in Certificates of Deposits with Other Banks	(1,350,005)	0	(370,000)
Purchase of FHLB Stock	(5,044,000)	(5,905,180)	(4,950,606)
Redemption of FHLB Stock	5,973,800	7,777,180	6,112,706
Payments to Acquire Life Insurance Policies	(5,000,000)
Proceeds from Life Insurance Policies		624,260	0
Decrease in Loans Receivable	5,472,435	17,578,222	28,739,400
Proceeds From Sale of OREO	3,145,640	2,154,091	5,375,648
Purchase and Improvement of Premises and Equipment	(3,164,108)	(2,204,748)	(567,582)
Proceeds from Insurance Settlement, Investing Activities	43,686
Net Cash Provided By Investing Activities	18,975,116	24,645,287	17,269,471
CASH FLOWS FROM FINANCING ACTIVITIES:
Increase (Decrease) in Deposit Accounts	(8,018,619)	1,418,392	(17,641,881)
Proceeds From FHLB Advances	284,804,000	253,630,000	150,800,000
Repayment of FHLB Advances	(303,064,000)	(288,470,058)	(168,317,124)
Proceeds From (Repayments of) Other Borrowings, Net	(2,111,371)	520,609	(1,314,505)
Repayment of Warrant Issued in Conjunction with Preferred Stock	0	0	(50,000)
Dividends to Preferred Stock Shareholders	(440,000)	(440,000)	(440,000)
Dividends to Common Stock Shareholders	(942,552)	(942,080)	(942,082)
Net Cash Used By Financing Activities	(29,772,542)	(34,283,137)	(37,905,592)
Net Increase (Decrease) in Cash and Cash Equivalents	(1,810,751)	2,562,931	(274,179)
Cash and Cash Equivalents at Beginning of Year	10,192,702	7,629,771	7,903,950
Cash And Cash Equivalents At End Of Year	8,381,951	10,192,702	7,629,771
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Interest	4,384,109	5,969,581	7,728,772
Income Taxes	2,258,388	1,464,350	448,419
Supplemental Schedule of Non Cash Transactions:
Transfers from Loans Receivable to OREO	4,362,635	1,638,135	3,861,182
Transfers of Held to Maturity Investmets to Available For Sale			49,907,323
Transfers of Held to Maturity Mortgage Baked Securities to Available For Sale			22,100,000
Transfers of Available For Sale Securities to Held To Maturity	32,811,452
Increase (Decrease) in Unrealized Gains on Securities AFS, Net of Taxes	$ (1,214,014)	$ 5,003,969	$ (6,958,904)